Supplement Dated July 16, 2021
To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2021, please delete all references to and information for Thomas J. Durante.

Effective July 1, 2021, please delete all references to and information for Michael L. Manelli.

Effective June 30, 2021, please delete all references to “Director, Co-Head of Equity Index – Portfolio Management” in the title for Marlene Walker Smith and replace with “Director, Head of Equity Index – Portfolio Management” for the following funds:

JNL iShares Tactical Moderate Fund	JNL/Mellon Energy Sector Fund
JNL iShares Tactical Moderate Growth Fund	JNL/Mellon Financial Sector Fund
JNL iShares Tactical Growth Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Industrials Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon S&P 500 Index Fund	JNL/Mellon Materials Sector Fund
JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Real Estate Sector Fund
JNL/Mellon Small Cap Index Fund	JNL S&P 500 Index Fund
JNL/Mellon International Index Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL Emerging Markets Index Fund	JNL/Mellon Utilities Sector Fund
JNL Mid Cap Index Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL Small Cap Index Fund	JNL/Morningstar Wide Moat Index Fund
JNL International Index Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon DowSM Index Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon World Index Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Mellon Communication Services Sector Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Mellon Consumer Discretionary Sector Fund	JNL/Goldman Sachs 4 Fund
JNL/Mellon Consumer Staples Sector Fund

Effective July 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Harris Oakmark Global Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris, CFA	January 2017	Co-Chairman, Portfolio Manager, Harris
David G. Herro, CFA	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris
Eric Liu, CFA	July 2021	Vice President, Portfolio Manager and Senior International Investment Analyst, Harris

Effective June 4, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

Effective July 1, 2021, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Harris Oakmark Global Equity Fund, please add the following after the first paragraph:

The Fund’s portfolio is managed by Anthony P. Coniaris, CFA, David G. Herro, CFA, and Eric Liu, who are primarily responsible for the day-to-day management of the Fund’s investments.  Mr. Herro has been a portfolio manager of the Fund since its inception. Mr. Coniaris became a portfolio manager of the Fund in January 2017 and Mr. Liu became a portfolio manager in July 2021.

Eric Liu, CFA, is a Vice President, a Portfolio Manager and a Senior International Investment Analyst at Harris. He joined Harris in 2009. Mr. Liu has a BA from the University of California Los Angeles.

Effective June 4, 2021, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, corporate bonds, fixed-income debt obligations and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

This Supplement is dated July 16, 2021.

Supplement Dated July 16, 2021
To The Statement of Additional Information
Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2021, please delete all references to and information for Thomas J. Durante.

Effective July 1, 2021, please delete all references to and information for Michael L. Manelli.

Effective July 1, 2021, on page 219, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Harris Associates L.P., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following, which reflects information as of June 30, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Anthony P. Coniaris, CFA	Other Registered Investment Companies	3	$8.59 billion	0	0
	Other Pooled Vehicles	41	$27.80 billion	3	$919.42 million
	Other Accounts	357	$6.94 billion	0	0

David G. Herro, CFA	Other Registered Investment Companies	13	$39.08 billion	0	0
	Other Pooled Vehicles	43	$31.33 billion	3	$919.42 million
	Other Accounts	24	$5.09 billion	0	0

Eric Liu, CFA	Other Registered Investment Companies	1	$1.73 billion	0	0
	Other Pooled Vehicles	20	$16.09 billion	3	$919.42 million
	Other Accounts	6	$1.09 billion	0	0

Effective July 1, 2021, on page 220, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Harris Associates L.P., under “Security Ownership of Portfolio Managers for the JNL/Harris Oakmark Global Equity Fund as of June 30, 2021,” please delete the tables in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony P. Coniaris, CFA	X
David G. Herro, CFA	X
Eric Liu, CFA	X

This Supplement is dated July 16, 2021.